Employee benefits (Details 5) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Wages and salaries	₩ 11,854,114	₩ 8,056,765	₩ 9,641,567
Expenses related to post-employment plans	1,382,647	689,253	981,019
Social security contributions	351,143	398,066	582,545
Fringe benefit	860,744	585,245	598,503
Cash settled Share-based payments	(18,676)	(180,127)	(25,758)
Total	₩ 14,429,972	₩ 9,549,202	₩ 11,777,876